Principal Activities, Organization and Basis of Presentation - Additional Information (Detail) ¥ in Thousands, $ in Thousands			6 Months Ended
	Sep. 30, 2015 CNY (¥)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 11, 2013 CNY (¥) Bank	Nov. 11, 2013 USD ($) Bank
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Net loss			$ (142,234)	$ (241,574)
Working capital deficit			(4,364,460)
Total deficit			(2,439,906)		$ (2,312,367)
Cash and cash equivalents			10,378	$ 185,368	17,926	$ 29,973
Short-term borrowings and current portion of long-term borrowings			2,799,355		$ 2,839,331
Short-term borrowings			$ 1,406,351				¥ 1,560,000	$ 255,900
PRC
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Number of commercial bank | Bank							11	11
Subsequent Event
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Drawings from credit facility	¥ 400,000	$ 65,370
Line of credit expiration date	Nov. 10, 2016	Nov. 10, 2016
Senior Notes
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Interest rate on senior notes			10.00%